GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
Schedule of goodwill

	2024	2023
Balance as of January 1,	$64,904	$16,237
Acquisition	—	48,667
Balance as of December 31,	$64,904	$64,904

Schedule of other intangible assets, net

	December 31, 2024
	Gross		Net
	carrying	Accumulated	carrying
	amount	amortization	amount
Internal-used software	$26,284	$(9,544)	$16,740
Technology	23,153	(6,390)	16,763
Other intangibles	4,397	(1,442)	2,955
Total intangible assets	$53,834	$(17,376)	$36,458

	December 31, 2023
	Gross		Net
	carrying	Accumulated	carrying
	amount	amortization	amount
Internal-used software	$20,297	$(6,078)	$14,219
Technology	23,153	(3,145)	20,008
Other intangibles	2,798	(1,024)	1,774
Total intangible assets	$46,248	$(10,247)	$36,001

Schedule of estimated future amortization expense of other intangible assets	d.The estimated future amortization expense of other intangible assets as of December 31, 2024 is as follows:

2025	$8,408
2026	8,332
2027	7,096
2028	5,716
2029	3,192
Thereafter	3,714
$36,458